AUDITED FINANCIAL STATEMENTS

Variable Account J of Lincoln Life Assurance Company of Boston
Year Ended December 31, 2020
With Report of Independent Registered Public Accounting Firm

Variable Account J

of Lincoln Life Assurance Company of Boston

Audited Financial Statements

Year Ended December 31, 2020

Contents

Report of Independent Registered Public Accounting Firm	1-3

Audited Financial Statements

Statement of Net Assets	4
Statements of Operations	5-11
Statements of Changes in Net Assets	12-18
Notes to Financial Statements and Financial Highlights	19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Lincoln Life Assurance Company of Boston and

Contract Owners of Variable Account J

of Lincoln Life Assurance Company of Boston

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variable Account J of Lincoln Life Assurance Company of Boston (the Account) as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”), and the financial highlights for each of the two years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting Variable Account J of Lincoln Life Assurance Company of Boston at December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and each of their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis of Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of the Account’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

2000 Market Street Philadelphia, PA 19103
T +1 215 561 7300
F +1 215 569 8709
mitchelltitus.com

Our audits included performing procedures to assess the risks of material misstatements of the financial statements, whether due to error or fraud, and performing procedures to respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodians. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Account’s auditor since 2020.

/s/ Mitchell & Titus, LLP

Philadelphia, PA

August 11, 2021

APPENDIX

List of Subaccounts

•  Alger Large Cap Growth Portfolio Class I-2

•  Alger Small Cap Growth Portfolio Class I-2

•  AB VPS Large Cap Growth Portfolio, VS (A)

•  AB VPS Intermediate Bond Portfolio, VS (A)

•  Columbia Variable Portfolio — Asset Allocation Fund Class 1

•  Columbia Variable Portfolio — Government Money Market Fund Class 1

•  Columbia Variable Portfolio — Dividend Opportunity Fund Class 1

•  Columbia Variable Portfolio — Select International Equity — Class 1

•  Columbia Variable Portfolio — Large Cap Growth Fund Class 1

•  Columbia Variable Portfolio — Small Company Growth Fund Class 1

•  Columbia Variable Portfolio — Strategic Income Fund Class 1

•  Columbia Variable Portfolio — U.S. Government Mortgage Fund Class 1

•  MFS VIT I Growth Series (Initial Class), and

•  MFS VIT I Research Series (Initial Class)

VARIABLE ACCOUNT J

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Statement of Net Assets
December 31, 2020

			Dividend	Payable (to)/from
	Net Asset Value	Assets	Receivable	Sponsor	Net Assets
Assets
Investments at market value:
Alger American Fund
Alger Large Cap Growth Portfolio - Class I-2 - 2,652 Shares (cost $153,590)	$93.41	$247,721	$2	$55	$247,778
Alger Small Cap Growth Portfolio - Class I-2 - 1,438 Shares (cost $40,142)	44.78	64,415	—	(3)	64,412
			—
Alliance Bernstein Variable Products Series Fund, Inc.			—
AB VPS Large Cap Growth Portfolio - VS (A) - 6,842 Shares (cost $325,011)	77.09	527,460	1	48	527,509
AB VPS Intermediate Bond Portfolio - VS (A) - 4,136 Shares (cost $45,087)	10.99	45,455	—	(3)	45,452
			—
Columbia Funds Variable Insurance Trust			—
Columbia Variable Portfolio - Asset Allocation Fund - Class 1 - 0,000 Shares (cost $0,000)	—	—	—	—	—
Columbia Variable Portfolio - Government Money Market Fund - Class 1 - 315,372 Shares (cost $315,372)	1.00	315,372	1	8	315,381
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1 - 32,905 Shares (cost $509,960)	29.93	984,850	—	23	984,873
Columbia Variable Portfolio - Select International Equity Fund - Class 1 - 8,879 Shares (cost $115,277)	14.18	125,902	2	—	125,904
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1 - 10,839 Shares (cost $85,651)	29.48	319,535	—	39	319,574
Columbia Variable Portfolio - Small Company Growth Fund - Class 1 - 6,308 Shares (cost $103,452)	29.97	189,049	—	—	189,049
Columbia Variable Portfolio - Strategic Income Fund - Class 1 - 60,408 Shares (cost $263,166)	4.40	265,794	—	21	265,815
Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1 - 7,636 Shares (cost $79,919)	10.83	82,699	—	18	82,717
			—
MFS Variable Insurance Trust			—
MFS VIT I Growth Series (Initial Class) - 2,626 Shares (cost $110,357)	73.81	193,825	2	84	193,911
MFS VIT I Research Series (Initial Class) - 7,652 Shares (cost $188,685)	32.87	251,518	—	98	251,616

Net Assets		$3,613,595	$8	$388	$3,613,991

Net Assets
Reserve for variable annuities					$121,952
Value applicable to owners of deferred variable annuity contracts					3,492,039

Total Net Assets					$3,613,991

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT J

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Statements of Operations

For the Year Ended December 31, 2020

	Alger	Alger
	Large Cap Growth	Small Cap Growth
	Portfolio Class I-2	Portfolio Class I-2
Income:
Dividends	$352	$538

Expenses:
Mortality and expense risk and distribution charges	2,701	679
Net investment income (loss)	(2,349)	(141)

Net realized and change in unrealized gains (losses):
Realized gains (losses) on sale of fund shares	12,550	726
Realized gain distributions	31,443	3609
Net realized gains (losses)	43,993	4,335

Unrealized appreciation (depreciation) during the year	59,581	21,336

Net realized and change in unrealized gains (losses)	103,574	25,671

Increase (decrease) in net assets from operations	$101,225	$25,530

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT J

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Statements of Operations (continued)

For the Year Ended December 31, 2020

	AB	AB
	VPS Large Cap	VPS Intermediate
	Growth Portfolio, VS (A)	Bond Portfolio, VS (A)
Income:
Dividends	$—	$1,503

Expenses:
Mortality and expense risk and distribution charges	6,542	613
Net investment income (loss)	(6,542)	890

Net realized and change in unrealized gains (losses):
Realized gains (losses) on sale of fund shares	47,572	(26)
Realized gain distributions	36,206	0
Net realized gains (losses)	83,778	(26)

Unrealized appreciation (depreciation) during the year	61,151	1,078

Net realized and change in unrealized gains (losses)	144,929	1,052

Increase (decrease) in net assets from operations	$138,387	$1,942

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT J

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Statements of Operations (continued)
For the Year Ended December 31, 2020

	Columbia Variable Portfolio -	Columbia Variable Portfolio -
	Asset Allocation	Government Money Market
	Fund Class 1	Fund Class 1
Income:
Dividends	$4,789	$518

Expenses:
Mortality and expense risk and distribution charges	833	3,702
Net investment income (loss)	3,956	(3,184)

Net realized and change in unrealized gains (losses):
Realized gains (losses) on sale of fund shares	(48,421)	—
Realized gain distributions	49,028	—
Net realized gains (losses)	607	—

Unrealized appreciation (depreciation) during the year	(20,675)	—

Net realized and change in unrealized gains (losses)	(20,068)	—

Increase (decrease) in net assets from operations	$(16,112)	$(3,184)

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT J

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Statements of Operations (continued)
For the Year Ended December 31, 2020

	Columbia Variable Portfolio -	Columbia Variable Portfolio -
	Dividend Opportunity	Select International Equity
	Fund Class 1	Fund Class 1
Income:
Dividends	$—	$1,865

Expenses:
Mortality and expense risk and distribution charges	12,871	1,541
Net investment income (loss)	(12,871)	324

Net realized and change in unrealized gains (losses):
Realized gains (losses) on sale of fund shares	34,852	(729)
Realized gain distributions	—	1357
Net realized gains (losses)	34,852	628

Unrealized appreciation (depreciation) during the year	(30,974)	8,191

Net realized and change in unrealized gains (losses)	3,878	8,819

Increase (decrease) in net assets from operations	$(8,993)	$9,143

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT J

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Statements of Operations (continued)
For the Year Ended December 31, 2020

	Columbia Variable Portfolio -	Columbia Variable Portfolio -
	Large Cap Growth	Small Company Growth
	Fund Class 1	Fund Class 1
Income:
Dividends	$—	$—

Expenses:
Mortality and expense risk and distribution charges	3,761	1,869
Net investment income (loss)	(3,761)	(1,869)

Net realized and change in unrealized gains (losses):
Realized gains (losses) on sale of fund shares	7,564	624
Realized gain distributions	—	2,442
Net realized gains (losses)	7,564	3,066

Unrealized appreciation (depreciation) during the year	76,303	75,979

Net realized and change in unrealized gains (losses)	83,867	79,045

Increase (decrease) in net assets from operations	$80,106	$77,176

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT J

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Statements of Operations (continued)
For the Year Ended December 31, 2020

	Columbia Variable Portfolio -	Columbia Variable Portfolio -
	Strategic Income	U.S Government Mortgage
	Fund Class 1	Fund Class 1
Income:
Dividends	$9,157	$2,971

Expenses:
Mortality and expense risk and distribution charges	3,542	1,354
Net investment income (loss)	5,615	1,617

Net realized and change in unrealized gains (losses):
Realized gains (losses) on sale of fund shares	(1,224)	1,387
Realized gain distributions	—	409
Net realized gains (losses)	(1,224)	1,796

Unrealized appreciation (depreciation) during the year	9,019	493

Net realized and change in unrealized gains (losses)	7,795	2,289

Increase (decrease) in net assets from operations	$13,410	$3,906

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT J

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Statements of Operations (continued)
For the Year Ended December 31, 2020

	MFS VIT I	MFS VIT I
	Growth Series (Initial Class)	Research Series (Initial Class)
Income:
Dividends	$—	$1,647

Expenses:
Mortality and expense risk and distribution charges	2,675	3,160
Net investment income (loss)	(2,675)	(1,513)

Net realized and change in unrealized gains (losses):
Realized gains (losses) on sale of fund shares	40,879	9,640
Realized gain distributions	12,605	9,079
Net realized gains (losses)	53,484	18,719

Unrealized appreciation (depreciation) during the year	(1,436)	15,222

Net realized and change in unrealized gains (losses)	52,048	33,941

Increase (decrease) in net assets from operations	$49,373	$32,428

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT J

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Statements of Changes in Net Assets
For the Years Ended December 31, 20 and 2019

	Alger		Alger
	Large Cap Growth		Small Cap Growth
	Portfolio Class I-2		Portfolio Class I-2
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(2,349)	$(2,085)	$(141)	$(1,078)
Net realized gains (losses)	43,993	5,057	4,335	19,737
Net change in unrealized appreciation (depreciation)	59,581	30,491	21,336	1,013
Increase (decrease) from operations	101,225	33,463	25,530	19,672

Contract Owner Transactions:
Purchase payments received	—	—	—	—
Transfers between accounts, net	(1,080)	(777)	(329)	(1,874)
Contract terminations, annuity payouts and contract charges	(14,848)	(713)	(485)	(54,203)
Increase (decrease) in net assets from contract transactions	(15,928)	(1,490)	(814)	(56,077)

Total increase (decrease) in net assets	85,297	31,973	24,716	(36,405)

Net assets at beginning of year	162,481	130,508	39,696	76,101
Net assets at end of year	$247,778	$162,481	$64,412	$39,696

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT J

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Statements of Changes in Net Assets (continued)
For the Years Ended December 31, 2020 and 2019

			AB
	AB VPS		VPS Intermediate
	Large Cap Growth Portfolio, VS (A)		Bond Portfolio, VS (A)
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(6,542)	$(6,500)	$890	$647
Net realized gains (losses)	83,778	140,253	(26)	(33)
Net change in unrealized appreciation (depreciation)	61,151	(3,352)	1,078	2,089
Increase (decrease) from operations	138,387	130,401	1,942	2,703

Contract Owner Transactions:
Purchase payments received	4,584	5,124	—	—
Transfers between accounts, net	(13,371)	(11,973)	610	79
Contract terminations, annuity payouts and contract charges	(47,300)	(99,875)	(88)	(63)
Increase (decrease) in net assets from contract transactions	(56,087)	(106,724)	522	16

Total increase (decrease) in net assets	82,300	23,677	2,464	2,719

Net assets at beginning of year	445,209	421,532	42,988	40,269
Net assets at end of year	$527,509	$445,209	$45,452	$42,988

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT J

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Statements of Changes in Net Assets (continued)
For the Years Ended December 31, 2020 and 2019

	Columbia Variable Portfolio -		Columbia Variable Portfolio -
	Asset Allocation		Government Money Market
	Fund Class 1		Fund Class 1
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$3,956	$1,175	$(3,184)	$789
Net realized gains (losses)	607	9,296	—	—
Net change in unrealized appreciation (depreciation)	(20,675)	22,763	—	—
Increase (decrease) from operations	(16,112)	33,234	(3,184)	789

Contract Owner Transactions:
Purchase payments received	—	—	924	—
Transfers between accounts, net	(186,491)	(2)	200,599	11,585
Contract terminations, annuity payouts and contract charges	(352)	(1,332)	(23,539)	(31,453)
Increase (decrease) in net assets from contract transactions	(186,843)	(1,334)	177,984	(19,863)

Total increase (decrease) in net assets	(202,955)	31,900	174,800	(19,074)

Net assets at beginning of year	202,955	171,055	140,581	159,660
Net assets at end of year	$—	$202,955	$315,381	$140,581

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT J

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Statements of Changes in Net Assets (continued)
For the Years Ended December 31, 2020 and 2019

	Columbia Variable Portfolio -		Columbia Variable Portfolio -
	Dividend Opportunity		Select International Equity
	Fund Class 1		Fund Class 1
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(12,871)	$(14,665)	$324	$856
Net realized gains (losses)	34,852	105,141	628	16,856
Net change in unrealized appreciation (depreciation)	(30,974)	123,091	8,191	7,171
Increase (decrease) from operations	(8,993)	213,567	9,143	24,883

Contract Owner Transactions:
Purchase payments received	2,769	28,088	1,157	—
Transfers between accounts, net	4,614	(6,093)	(44)	(1,265)
Contract terminations, annuity payouts and contract charges	(59,076)	(201,136)	(5,712)	(9,903)
Increase (decrease) in net assets from contract transactions	(51,693)	(179,141)	(4,599)	(11,168)

Total increase (decrease) in net assets	(60,686)	34,426	4,544	13,715

Net assets at beginning of year	1,045,559	1,011,133	121,360	107,645
Net assets at end of year	$984,873	$1,045,559	$125,904	$121,360

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT J

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Statements of Changes in Net Assets (continued)
For the Years Ended December 31, 2020 and 2019

	Columbia Variable Portfolio -		Columbia Variable Portfolio -
	Large Cap Growth		Small Company Growth
	Fund Class 1		Fund Class 1
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(3,761)	$(3,063)	$(1,869)	$(1,977)
Net realized gains (losses)	7,564	5,818	3,066	29,456
Net change in unrealized appreciation (depreciation)	76,303	60,708	75,979	17,719
Increase (decrease) from operations	80,106	63,463	77,176	45,198

Contract Owner Transactions:
Purchase payments received	—	—	—	—
Transfers between accounts, net	(493)	(6,073)	(126)	464
Contract terminations, annuity payouts and contract charges	(5,969)	(409)	(573)	(57,517)
Increase (decrease) in net assets from contract transactions	(6,462)	(6,482)	(699)	(57,053)

Total increase (decrease) in net assets	73,644	56,981	76,477	(11,855)

Net assets at beginning of year	245,930	188,949	112,572	124,427
Net assets at end of year	$319,574	$245,930	$189,049	$112,572

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT J

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Statements of Changes in Net Assets (continued)
For the Years Ended December 31, 2020 and 2019

	Columbia Variable Portfolio -		Columbia Variable Portfolio -
	Strategic Income		U.S Government Mortgage
	Fund Class 1		Fund Class 1
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$5,615	$5,858	$1,617	$1,252
Net realized gains (losses)	(1,224)	(54,335)	1,796	101
Net change in unrealized appreciation (depreciation)	9,019	73,495	493	3,089
Increase (decrease) from operations	13,410	25,018	3,906	4,442

Contract Owner Transactions:
Purchase payments received	—	5,229	645	—
Transfers between accounts, net	(548)	300	29,711	180
Contract terminations, annuity payouts and contract charges	(8,296)	(80,546)	(35,034)	(7,060)
Increase (decrease) in net assets from contract transactions	(8,844)	(75,017)	(4,678)	(6,880)

Total increase (decrease) in net assets	4,566	(49,999)	(772)	(2,438)

Net assets at beginning of year	261,249	311,248	83,489	85,927
Net assets at end of year	$265,815	$261,249	$82,717	$83,489

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT J

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Statements of Changes in Net Assets (continued)
For the Years Ended December 31, 2020 and 2019

	MFS VIT I		MFS VIT I
	Growth Series (Initial Class)		Research Series (Initial Class)
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(2,675)	$(3,234)	$(1,513)	$(1,419)
Net realized gains (losses)	53,484	79,324	18,719	45,533
Net change in unrealized appreciation (depreciation)	(1,436)	(6,071)	15,222	20,688
Increase (decrease) from operations	49,373	70,019	32,428	64,802

Contract Owner Transactions:
Purchase payments received	—	—	—	—
Transfers between accounts, net	(16,981)	(8,466)	(5,329)	(1,856)
Contract terminations, annuity payouts and contract charges	(35,358)	(69,782)	(13,547)	(38,720)
Increase (decrease) in net assets from contract transactions	(52,339)	(78,248)	(18,876)	(40,576)

Total increase (decrease) in net assets	(2,966)	(8,229)	13,552	24,226

Net assets at beginning of year	196,877	205,106	238,064	213,838
Net assets at end of year	$193,911	$196,877	$251,616	$238,064

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT J

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Notes to Financial Statements and Financial Highlights
December 31, 2020

1.  Organization

Effective September 1, 2019, Liberty Life Assurance Company of Boston is now known as Lincoln Life Assurance Company of Boston (the “Company”). Also effective September 1, 2019, Variable Account J of Liberty Life Assurance Company of Boston is now known as Variable Account J of Lincoln Life Assurance Company of Boston (the “Variable Account”). The Variable Account is a separate investment account of the Company and was established as a funding vehicle for the deferred and immediate variable annuity contracts issued by the Company.  The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940 and is an investment company.  Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services — Investment Companies.  The Variable Account invests in eligible mutual funds and is a funding vehicle for group and individual variable annuity contracts.

The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of fourteen mutual funds (“the Funds”) of four open-ended management investment companies, each Fund with its own investment objective. The Funds are:

Alger American Fund:

Alger Large Cap Growth Portfolio Class I-2

Alger Small Cap Growth Portfolio Class I-2

Alliance Bernstein Variable Products Series Fund, Inc:

AB VPS Large Cap Growth Portfolio, VS (A)

AB VPS Intermediate Bond Portfolio, VS (A)

Columbia Funds Variable Insurance Trust:

Columbia Variable Portfolio - Asset Allocation Fund Class 1

Columbia Variable Portfolio - Government Money Market Fund Class 1

Columbia Variable Portfolio - Dividend Opportunity Fund Class 1

Columbia Variable Portfolio - Select International Equity Fund Class 1

Columbia Variable Portfolio - Large Cap Growth Fund Class 1

Columbia Variable Portfolio - Small Company Growth Fund Class 1

Columbia Variable Portfolio - Strategic Income Fund Class 1

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1

MFS Variable Insurance Trust:

MFS VIT I Growth Series (Initial Class)

MFS VIT I Research Series (Initial Class)

Effective in 1997, the Variable Account discontinued writing new policies.

VARIABLE ACCOUNT J

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Notes to Financial Statements and Financial Highlights (continued)

1.  Organization (continued)

The following funds were merged in 2020:

Columbia Variable Portfolio — Asset Allocation Fund Class 1 merged into Columbia Variable Portfolio — Government Money Market Fund Class 1.

The COVID-19 pandemic emerged in the United States in the first quarter of 2020 and led to an extreme downturn in and volatility of the capital markets, record-low interest rates and wide-ranging changes in consumer behavior, including as a result of quarantines, shelter-in-place orders and limitations on business activity. The severe restriction in economic activity caused by the COVID-19 pandemic and increased level of unemployment in the United States have contributed to increased volatility and uncertainty regarding expectations for the economy and markets going forward. Although states have eased restrictions and the capital markets have mostly recovered, it is unclear when the economy will operate under normal or near-normal conditions. In the third quarter of 2020, the economy began to recover. However, as the economic and regulatory environment continues to react and evolve, management cannot predict the full impact of the pandemic and ensuing conditions on the Variable Account’s financial results. The ultimate impact on the Variable Account’s financial results depends on the severity and duration of the COVID-19 pandemic and related health, economic and business impacts and actions taken by governmental authorities and other third parties in response, each of which is uncertain, rapidly changing and difficult to predict. The health, economic and business conditions precipitated by the worldwide COVID-19 pandemic during 2020 adversely affected, and during 2021 may continue to adversely affect, the Variable Account’s financial results.

2.  Significant Accounting Policies

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation and Transactions

Investments in mutual funds are valued at their closing net asset values as determined by the respective mutual fund. Transactions are recorded on the trade date.  Realized gains and losses on sales of investments are computed on the basis of the identified cost of the investment sold.  Dividend income and realized gain distributions are reinvested in additional fund shares and recorded on the ex-dividend date.

Reserve for Variable Annuities

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 2000 Individual Annuity Mortality Table for issues prior to 1/1/2015 and the 2012 Individual Annuity Reserve Table for issues thereafter.  The assumed investment rate is either 3.0% or 5.0%.  The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Variable Account by the Company.

Transfers

Contract owners may make transfers between sub-accounts.  Transfers will be executed based on the unit value of each sub-account on the day the transfer is initiated.  The Company may charge a transfer fee of up to $25.

If a contract owner’s financial transaction is not executed on the appropriate investment date, a correcting transaction is required by the Company in order to make the contract owner whole.  The resulting risk of a gain or loss from this correcting transaction has no effect on the contract owner’s account and is fully assumed by the Company.

VARIABLE ACCOUNT J

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Notes to Financial Statements and Financial Highlights (continued)

2.  Significant Accounting Policies (continued)

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Company and are not taxed separately. The Company qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.  In the event of a change in applicable tax law, the Company will review this policy and if necessary, a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets as of the date of the financial statements and the reported amounts of increases/ decreases in net assets from contract owner transactions during the reporting period.  Actual results could differ from amounts derived from management’s estimates.

3.    Expenses

Daily deductions are made from each contract owner’s account value for assumption of mortality and expense risk at an effective annual rate of 1.25% of contract value.  A daily deduction is also made for distribution costs incurred by the Company at an effective annual rate of 0.15% of contract value.  There are no deductions made from purchase payments for sales charges at the time of purchase.  In the event of a contract termination, a contingent deferred sales charge, based on a graded table of charges, is deducted.  An annual contract maintenance charge of $36 to cover the cost of contract administration is deducted from each contract owner’s account on the contract anniversary date and these charges are reported in the statement of changes in net assets.

4.  Administrative Services

Administrative services necessary for the operation of the Variable Account are provided by Delaware Life Insurance Company.

VARIABLE ACCOUNT J

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Notes to Financial Statements and Financial Highlights (continued)

5. Financial Highlights

A summary of units outstanding, unit values (some of which may be rounded), net assets, investment income ratio, expense ratio (excluding expenses of the underlying funds) and the total return, for each of the five preceding years in the period ended December 31, 2020 are as follows:

	December 31, 2020 through 2016					For the years ended December 31, 2020 through 2016
						Investment*
		Unit Fair Value			Net	Income	Expense Ratio **			Total Return ***
	Units	Lowest to highest			Assets	Ratio	Lowest to highest			Lowest to highest

Alger Large Cap Growth Portfolio - Class I-2
2020	3,310	$74.68	to	$77.42	$247,778	0.18%	1.24%	to	1.39%	64.72%	to	64.97%
2019	3,575	45.34	to	46.93	162,481	—	1.24	to	1.39	25.67	to	25.86
2018	3,610	36.08	to	37.29	130,508	—	1.24	to	1.39	0.79	to	0.94
2017	4,154	35.79	to	36.94	148,984	—	1.24	to	1.39	26.70	to	26.89
2016	4,186	28.25	to	29.12	118,494	—	1.24	to	1.39	(2.20)	to	(2.05)

Alger Small Cap Growth Portfolio - Class I-2
2020	1,131		$56.97		$64,412	1.10%		1.39%			64.84%
2019	1,149		34.56		39,696	—		1.39			27.55
2018	2,808		27.10		76,101	—		1.39			2.65
2017	4,751		27.09		128,718	—		1.39			29.96
2016	4,861		21.34		103,735	—		1.39			4.77

AB VPS Large Cap Growth Portfolio - VS (A)
2020	7,196	$73.23	to	$75.93	$527,509	—%	1.24%	to	1.39%	33.61%	to	33.81%
2019	8,115	54.81	to	56.74	445,209	—	1.24	to	1.39	32.84	to	33.04
2018	10,209	41.26	to	42.65	421,532	—	1.24	to	1.39	1.15	to	1.31
2017	11,626	40.79	to	42.10	474,541	—	1.24	to	1.39	30.17	to	30.36
2016	12,736	31.34	to	32.30	399,360	—	1.24	to	1.39	1.21	to	1.36

AB VPS Intermediate Bond Portfolio - VS (A)
2020	3,064	$14.84	to	$15.12	$45,452	3.42%	1.24%	to	1.39%	4.49%	to	4.65%
2019	3,028	14.20	to	14.45	42,988	2.93	1.24	to	1.39	6.71	to	6.87
2018	3,026	13.31	to	13.52	40,269	1.25	1.24	to	1.39	(2.10)	to	(1.95)
2017	3,034	13.59	to	13.79	41,233	3.27	1.24	to	1.39	2.09	to	2.24
2016	2,391	13.31	to	13.49	31,835	3.18	1.24	to	1.39	3.26	to	3.42

Columbia Variable Portfolio - Asset Allocation Fund - Class 1 (a)
2020	—		$60.87		$—	2.53%		1.39%			(6.83)%
2019	3,107		65.33		202,955	2.01		1.39			19.46
2018	3,128	54.69	to	56.73	171,055	1.55	1.24	to	1.39	(5.85)	to	(5.71)
2017	3,695	58.09	to	60.17	214,654	1.61	1.24	to	1.39	14.03	to	14.20
2016	4,326	50.94	to	52.69	220,495	2.26	1.24	to	1.39	3.90	to	4.06

VARIABLE ACCOUNT J

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Notes to Financial Statements and Financial Highlights (continued)

5. Financial Highlights (continued)

	December 31, 2020 through 2016					For the years ended December 31, 2020 through 2016
						Investment*
		Unit Fair Value			Net	Income	Expense Ratio **			Total Return ***
	Units	Lowest to highest			Assets	Ratio	Lowest to highest			Lowest to highest

Columbia Variable Portfolio - Government Money Market Fund - Class 1
2020	33,667	$9.37	to	$9.47	$315,381	0.20%	1.24%	to	1.39%	(1.08)%	to	(0.93)%
2019	14,842	9.47	to	9.56	140,586	1.90	1.24	to	1.39	0.48	to	0.64
2018	16,943	9.42	to	9.50	159,654	1.52	1.24	to	1.39	0.11	to	0.26
2017	28,188	9.41	to	9.48	265,357	0.41	1.24	to	1.39	(0.96)	to	(0.81)
2016	32,644	9.50	to	9.56	310,286	—	1.24	to	1.39	(1.37)	to	(1.22)

Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1
2020	54,168	$18.18	to	$18.44	$984,873	—%	1.24%	to	1.39%	(0.25)%	to	(0.10)%
2019	57,362	18.23	to	18.46	1,045,559	—	1.24	to	1.39	22.35	to	22.54
2018	67,876	14.90	to	15.07	1,011,133	—	1.24	to	1.39	(7.04)	to	(6.90)
2017	70,061	16.02	to	16.18	1,122,715	—	1.24	to	1.39	12.80	to	12.97
2016	73,843	14.21	to	14.33	1,049,012	—	1.24	to	1.39	12.10	to	12.27

Columbia Variable Portfolio - Select International Equity Fund - Class 1
2020	9,500		$13.25		$125,904	1.69%		1.39%			7.61%
2019	9,854		12.32		121,360	2.11		1.39			23.74
2018	10,815		9.95		107,645	2.93		1.39			(17.79)
2017	13,976		12.11		169,215	2.02		1.39			25.77
2016	14,888		9.63		143,320	1.59		1.39			(7.30)

Columbia Variable Portfolio - Large Cap Growth Fund - Class 1
2020	9,333	$34.22	to	$34.72	$319,574	—%	1.24%	to	1.39%	32.87%	to	33.07%
2019	9,543	25.75	to	26.09	245,930	—	1.24	to	1.39	34.02	to	34.23
2018	9,828	19.22	to	19.44	188,949	—	1.24	to	1.39	(5.27)	to	(5.13)
2017	10,011	20.29	to	20.49	203,163	—	1.24	to	1.39	26.37	to	26.56
2016	10,129	16.05	to	16.19	162,646	—	1.24	to	1.39	(0.16)	to	(0.01)

Columbia Variable Portfolio - Small Company Growth Fund - Class 1
2020	1,042		$181.47		$189,049	—%		1.39%			68.76%
2019	1,047		107.53		112,572	—		1.39			38.75
2018	1,606		77.50		124,427	—		1.39			(3.12)
2017	2,164		79.99		173,081	—		1.39			27.47
2016	2,064		62.75		129,519	—		1.39			11.19

VARIABLE ACCOUNT J

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Notes to Financial Statements and Financial Highlights (continued)

5. Financial Highlights (continued)

	December 31, 2020 through 2016					For the years ended December 31, 2020 through 2016
						Investment*
		Unit Fair Value			Net	Income	Expense Ratio **			Total Return ***
	Units	Lowest to highest			Assets	Ratio	Lowest to highest			Lowest to highest

Columbia Variable Portfolio - Strategic Income Fund - Class 1
2020	7,244	$27.44	to	$37.10	$265,815	3.59%	1.24%	to	1.39%	5.34%	to	5.50%
2019	7,504	26.01	to	35.22	261,249	3.48	1.24	to	1.39	8.85	to	9.01
2018	9,714	23.86	to	32.35	311,248	3.61	1.24	to	1.39	(1.77)	to	(1.62)
2017	10,259	24.25	to	32.94	334,567	2.96	1.24	to	1.39	4.90	to	5.05
2016	11,215	23.42	to	31.40	348,005	10.93	1.24	to	1.39	7.65	to	7.81

Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1
2020	7,205	$11.47	to	$11.63	$82,717	3.04%	1.24%	to	1.39%	3.63%	to	3.79%
2019	7,537	11.06	to	11.21	83,489	2.85	1.24	to	1.39	5.26	to	5.42
2018	8,168	10.51	to	10.63	85,927	3.11	1.24	to	1.39	0.44	to	0.59
2017	8,432	10.47	to	10.57	88,307	2.92	1.24	to	1.39	1.92	to	2.07
2016	8,970	10.27	to	10.36	92,188	2.71	1.24	to	1.39	1.29	to	1.44

MFS VIT I Growth Series (Initial Class)
2020	2,748	$70.21	to	$72.79	$193,911	—%	1.24%	to	1.39%	30.03%	to	30.23%
2019	3,632	53.99	to	55.89	196,877	—	1.24	to	1.39	36.24	to	36.45
2018	5,162	39.63	to	40.96	205,106	0.09	1.24	to	1.39	1.24	to	1.40
2017	6,153	39.14	to	40.40	241,379	0.10	1.24	to	1.39	29.60	to	29.79
2016	6,475	30.20	to	31.13	196,013	0.04	1.24	to	1.39	1.03	to	1.18

MFS VIT I Research Series (Initial Class)
2020	5,242	$47.78	to	$49.54	$251,616	0.72%	1.24%	to	1.39%	14.98%	to	15.15%
2019	5,704	41.56	to	43.02	238,064	0.80	1.24	to	1.39	31.11	to	31.31
2018	6,723	31.70	to	32.76	213,338	0.81	1.24	to	1.39	(5.70)	to	(5.56)
2017	7,889	33.61	to	34.69	265,960	1.36	1.24	to	1.39	21.67	to	21.85
2016	8,388	27.62	to	28.47	232,377	0.78	1.24	to	1.39	7.23	to	7.39

(a)              For the period from January 1, 2020 through April 24, 2020 (date of merger).

* These ratios represent the dividends, excluding distributions of capital gains, and other income received by the portfolio from the underlying mutual fund, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying fund in which the portfolios invest. The investment ratios are annualized for those funds merged during the year.

** These ratios represent the annualized contract expenses of the portfolio, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These ratios represent the total return for the periods indicated, including changes in the value of the underlying mutual fund, and reflect a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units.  Inclusion of these expenses in the calculation would result in a reduction in the total return presented.

VARIABLE ACCOUNT J

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Notes to Financial Statements and Financial Highlights (continued)

6. Purchases and Sales of Investments

The cost of shares purchased and proceeds from shares sold by the Variable Account during 2020 and 2019 are shown below:

2020	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Alger Large Cap Growth Portfolio - Class I-2	$31,795	$18,649
Alger Small Cap Growth Portfolio - Class I-2	4,147	1,491
AB VPS Large Cap Growth Portfolio - VS (A)	40,774	67,210
AB VPS Intermediate Bond Portfolio - VS (A)	2,183	771
Columbia Variable Portfolio - Asset Allocation Fund - Class 1	53,817	187,675
Columbia Variable Portfolio - Government Money Market Fund - Class 1	211,708	36,907
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	13,125	77,688
Columbia Variable Portfolio - Select International Equity Fund - Class 1	5,930	8,848
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	503	10,734
Columbia Variable Portfolio - Small Company Growth Fund - Class 1	2,442	2,568
Columbia Variable Portfolio - Strategic Income Fund - Class 1	9,302	12,530
Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1	34,450	37,102
MFS VIT I Growth Series (Initial Class)	12,793	55,217
MFS VIT I Research Series (Initial Class)	10,726	22,046

2019	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Alger Large Cap Growth Portfolio - Class I-2	$3,005	$3,586
Alger Small Cap Growth Portfolio - Class I-2	2,903	57,947
AB VPS Large Cap Growth Portfolio - VS (A)	63,615	119,296
AB VPS Intermediate Bond Portfolio - VS (A)	1.318	652
Columbia Variable Portfolio - Asset Allocation Fund - Class 1	12,803	3,979
Columbia Variable Portfolio - Government Money Market Fund - Class 1	14,927	33,980
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	28,971	222,781
Columbia Variable Portfolio - Select International Equity Fund - Class 1	19,683	12,969
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	—	9,553
Columbia Variable Portfolio - Small Company Growth Fund - Class 1	29,084	59,992
Columbia Variable Portfolio - Strategic Income Fund - Class 1	15,884	85,044
Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1	3,048	8,677
MFS VIT I Growth Series (Initial Class)	20,896	81,500
MFS VIT I Research Series (Initial Class)	27,998	44,011

VARIABLE ACCOUNT J

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Notes to Financial Statements and Financial Highlights (continued)

7. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2020 and 2019 are shown below:

		Units	Net Increase
2020	Units Issued	Redeemed	(Decrease)
Alger Large Cap Growth Portfolio - Class I-2	—	265	(265)
Alger Small Cap Growth Portfolio - Class I-2	0	18	(18)
AB VPS Large Cap Growth Portfolio - VS (A)	92	1,011	(919)
AB VPS Intermediate Bond Portfolio - VS (A)	48	12	36
Columbia Variable Portfolio - Asset Allocation Fund - Class 1	0	3,107	(3,107)
Columbia Variable Portfolio - Government Money Market Fund - Class 1	22,540	3,715	18,825
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	984	4,178	(3,194)
Columbia Variable Portfolio - Select International Equity Fund - Class 1	338	692	(354)
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	19	229	(210)
Columbia Variable Portfolio - Small Company Growth Fund - Class 1	0	5	(5)
Columbia Variable Portfolio - Strategic Income Fund - Class 1	5	265	(260)
Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1	2,859	3,191	(332)
MFS VIT I Growth Series (Initial Class)	3	887	(884)
MFS VIT I Research Series (Initial Class)	—	462	(462)

		Units	Net Increase
2019	Units Issued	Redeemed	(Decrease)
Alger Large Cap Growth Portfolio - Class I-2	—	34	(34)
Alger Small Cap Growth Portfolio - Class I-2	525	2,184	(1,659)
AB VPS Large Cap Growth Portfolio - VS (A)	481	2,575	(2,093)
AB VPS Intermediate Bond Portfolio - VS (A)	7	5	2
Columbia Variable Portfolio - Asset Allocation Fund - Class 1	0	22	(21)
Columbia Variable Portfolio - Government Money Market Fund - Class 1	1,540	3,637	(2,097)
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	2,694	13,207	(10,513)
Columbia Variable Portfolio - Select International Equity Fund - Class 1	26	987	(961)
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	0	284	(284)
Columbia Variable Portfolio - Small Company Growth Fund - Class 1	222	780	(559)
Columbia Variable Portfolio - Strategic Income Fund - Class 1	182	2,391	(2,209)
Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1	59	688	(629)
MFS VIT I Growth Series (Initial Class)	1	1,529	(1,529)
MFS VIT I Research Series (Initial Class)	—	1,017	(1,017)

VARIABLE ACCOUNT J

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Notes to Financial Statements and Financial Highlights (continued)

8.  Tax Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified.  The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.  The Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

9.  Fair Value Measurements

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2020.  Net asset value is quoted by the Funds as derived by the fair value of the Funds’ underlying investments.  The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments.  There are no redemption restrictions on investment in the Funds.  Investments for which the fair value is measure at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy.  Accordingly, the Variable Account’s investments in the Funds have not been classified in the fair value hierarchy.

10. Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued. In 2021, an application to deregister the Variable Account was submitted to the Securities and Exchange Commission.